Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2011
Series A Notes, Net Of Current Maturities [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

December 31, 2011
Series A Notes	$259,094
Less – Current maturities	(29,612)
Carrying amount adjustments on Series A Notes(*)	7,412
Discount on Series A Notes	(1,575)
$235,319

(*) As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes

December 31, 2011
2012 (current maturities)	$29,612
2013	29,612
2014	29,612
2015	29,612
2016	29,612
2017 and after	111,034